COMMITMENTS AND CONTINGENCIES (Details) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases [Line Items]
2013	14,551,315
2014	12,243,893
2015	10,713,252
2016	2,215,416
2017	2,477,455
2018 and thereafter	12,188,760
Total	54,390,091
Rent expense	18,941,363	14,006,416	12,465,520
Deposit from Beijing Air	25,000,000
Escrow bank account, deposit	60,000,000
Guarantee arrangements	107,000,000	107,000,000
Second Two Years [Member]
Operating Leases [Line Items]
Annual rent payment	1,905,734
Years Five To Seven [Member]
Operating Leases [Line Items]
Annual rent payment	2,477,455
Years Eight To Ten [Member]
Operating Leases [Line Items]
Annual rent payment	2,858,602